Interest-Bearing Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Interest-Bearing Borrowings [Abstract]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity	fair value of the financial assets transferred may decline below the amount of obligation to reacquire the financial assets, and therefore create an obligation to pledge additional amounts, or to replace collaterals pledged, and (2) the Group does not have sufficient liquidity to repurchase the financial assets at the transaction’s maturity.
	Note	Fixed interest rate per annum	Term	December 31, 2024	December 31, 2025
				RMB	RMB
Repurchase agreements

Funds obtained from financial institutions	(i)	8.0% to 13.8%	Within 3 years	1,663,401,923	2,723,216,185
Interest payable to financial institutions	(i)			5,830,327	43,218,201
Total repurchase agreements				1,669,232,250	2,766,434,386
(i)	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2025, the borrowings from VIEs have principal RMB 578,632,158, bearing interests from 5.1% to 10.2% per year.

Schedule of Repurchase Agreement	Funds obtained from financial institutions
	December 31, 2024	December 31, 2025
	RMB	RMB
Underlying collateral types of gross obligations
Repurchase agreements:
Loans principal, interest and financing service fee receivables	1,663,401,923	2,723,216,185
Total repurchase agreements	1,663,401,923	2,723,216,185

Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements

The below table provides the contractual maturities of the gross obligations under repurchase agreements.

	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB
Repurchase agreements
As of December 31, 2025	90,938,049	90,938,049	28,356,855	2,512,983,232	2,723,216,185
As of December 31, 2024	2,781,180	7,955,491	10,308,988	1,642,356,264	1,663,401,923

Schedule of Other Borrowings	Other borrowings
Other borrowings	Note	Fixed interest rate per annum	Term	December 31, 2024	December 31, 2025
				RMB	RMB
Short-term:
Investors of consolidated VIEs	(i)	5.1% to 9.7%	Less than 1 year	5,354,881,238	454,462,325

Long-term:
Investors of consolidated VIEs	(i)	5.5% to 10.2%	1 - 5 years	459,550,000	124,169,833

Commercial bank A	(ii)	4.50%	10 years	67,320,834	59,770,835

Commercial bank B	(iii)	4.10%	30 years	21,830,983	21,375,659

Interest payable to
Investors of consolidated VIEs	(i)			29,703,862	13,361,979
Total				5,933,286,917	673,140,631

(i)	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2025, the borrowings from VIEs have principal RMB 578,632,158, bearing interests from 5.1% to 10.2% per year.

(ii)	In December 2022, the Group entered into a 10-year loan agreement with a commercial bank in the PRC, with total principal of RMB75,500,000. The borrowing bear annual interest rate of 4.5% in 2025 and were secured by the Group’s recently purchased office buildings. As of December 31, 2025, the outstanding loan principal was RMB 59,770,835.

(iii)	In November 2023, the Group entered into a 30-year loan agreement with a commercial bank in the PRC, with total principal of RMB22,250,000. The borrowing bear annual interest rate of 4.1% and were secured by the Group’s recently purchased real estate property. As of December 31, 2025, the outstanding loan principal was RMB 21,375,659.

Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations

Aggregate annual maturities of long-term borrowing obligations (based on final maturity dates) are as follows:

	December 31, 2025
	2026	2027	2028	2029	2030	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Investors of consolidated VIEs		39,000,000	78,969,833	-	-	6,200,000	124,169,833

Commercial bank A	7,550,000	7,550,000	7,550,000	7,550,000	7,550,000	22,020,834	59,770,834

Commercial bank B	419,349	436,869	455,121	1,290,140	493,944	18,280,236	21,375,659

Total	7,969,349	46,986,869	86,974,954	8,840,140	8,043,944	46,501,070	205,316,327

	December 31, 2024
	2025	2026	2027	2028	2029	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Investors of consolidated VIEs	-	435,100,000	-	-	-	24,450,000	459,550,000

Commercial bank A	7,550,000	7,550,000	7,550,000	7,550,000	7,550,000	29,570,834	67,320,834

Commercial bank B	402,531	419,349	436,869	455,121	1,290,140	18,826,973	21,830,983

Total	7,952,531	443,069,349	7,986,869	8,005,121	8,840,140	72,847,807	548,701,817

Schedule of Pledge Assets	The table provides the total carrying amounts of pledged assets by asset types.
	December 31, 2024	December 31, 2025
	RMB	RMB
Loans principal, interest and financing service fee receivables	2,760,756,311	7,429,581,032

Office buildings	134,793,318	128,208,171

Real estate property	43,071,871	40,814,830
Total	2,938,621,500	7,598,604,033